Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 10, 2014 TO PROSPECTUS DATED JULY 31, 2013

1.	Northern Trust Investments, Inc. increased the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2014. This increase in expense reimbursements has the effect of reducing the Total Annual Fund Operating Expenses paid by investors. These new contractual expense reimbursement arrangements continue from implementation until at least July 31, 2015. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2014
Multi-Manager International Equity	1.37%	-0.15%	1.22%
Multi-Manager Large Cap	1.11%	-0.20%	0.91%
Multi-Manager Small Cap	1.31%	-0.20%	1.11%

2.	The first paragraph under “Example” in the section entitled “FUND SUMMARIES” on pages 15, 19 and 27 of the Prospectus is amended and restated for the Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund and Multi-Manager Small Cap Fund, respectively, as follows:

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Multi-Manager International Equity	$124	$436	$770	$1,716
Multi-Manager Large Cap	$ 93	$352	$632	$1,429
Multi-Manager Small Cap	$113	$419	$747	$1,675

NORTHERN MULTI-MANAGER INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 10, 2014 TO PROSPECTUS DATED JULY 31, 2013

1.	Northern Trust Investments, Inc. increased the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2014. This increase in expense reimbursements has the effect of reducing the Total Annual Fund Operating Expenses paid by investors. These new contractual expense reimbursement arrangements continue from implementation until at least July 31, 2015. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2014
Multi-Manager International Equity	1.37%	-0.15%	1.22%
Multi-Manager Large Cap	1.11%	-0.20%	0.91%
Multi-Manager Small Cap	1.31%	-0.20%	1.11%

2.	The first paragraph under “Example” in the section entitled “FUND SUMMARIES” on pages 15, 19 and 27 of the Prospectus is amended and restated for the Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund and Multi-Manager Small Cap Fund, respectively, as follows:

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Multi-Manager International Equity	$124	$436	$770	$1,716
Multi-Manager Large Cap	$ 93	$352	$632	$1,429
Multi-Manager Small Cap	$113	$419	$747	$1,675

NORTHERN MULTI-MANAGER LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 10, 2014 TO PROSPECTUS DATED JULY 31, 2013

1.	Northern Trust Investments, Inc. increased the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2014. This increase in expense reimbursements has the effect of reducing the Total Annual Fund Operating Expenses paid by investors. These new contractual expense reimbursement arrangements continue from implementation until at least July 31, 2015. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2014
Multi-Manager International Equity	1.37%	-0.15%	1.22%
Multi-Manager Large Cap	1.11%	-0.20%	0.91%
Multi-Manager Small Cap	1.31%	-0.20%	1.11%

2.	The first paragraph under “Example” in the section entitled “FUND SUMMARIES” on pages 15, 19 and 27 of the Prospectus is amended and restated for the Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund and Multi-Manager Small Cap Fund, respectively, as follows:

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Multi-Manager International Equity	$124	$436	$770	$1,716
Multi-Manager Large Cap	$ 93	$352	$632	$1,429
Multi-Manager Small Cap	$113	$419	$747	$1,675

NORTHERN MULTI-MANAGER SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 10, 2014 TO PROSPECTUS DATED JULY 31, 2013

1.	Northern Trust Investments, Inc. increased the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2014. This increase in expense reimbursements has the effect of reducing the Total Annual Fund Operating Expenses paid by investors. These new contractual expense reimbursement arrangements continue from implementation until at least July 31, 2015. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2014
Multi-Manager International Equity	1.37%	-0.15%	1.22%
Multi-Manager Large Cap	1.11%	-0.20%	0.91%
Multi-Manager Small Cap	1.31%	-0.20%	1.11%

2.	The first paragraph under “Example” in the section entitled “FUND SUMMARIES” on pages 15, 19 and 27 of the Prospectus is amended and restated for the Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund and Multi-Manager Small Cap Fund, respectively, as follows:

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Multi-Manager International Equity	$124	$436	$770	$1,716
Multi-Manager Large Cap	$ 93	$352	$632	$1,429
Multi-Manager Small Cap	$113	$419	$747	$1,675